Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($) [1]	Dec. 31, 2019 USD ($) [2]	Dec. 31, 2018 MXN ($)
Assets
Cash and cash equivalents	$ 65,562	$ 3,476	$ 62,047	[1]
Investments	12,366	656	30,924
Trade accounts receivables, net	29,633	1,571	28,164
Inventories	41,023	2,175	35,686
Recoverable taxes	18,761	995	16,488
Other current financial assets	1,146	61	878
Other current assets	4,088	217	3,420
Total current assets	172,579	9,151	177,607
NON CURRENT ASSETS
Equity accounted investees	97,470	5,168	94,315
Property, plant and equipment, net	114,513	6,072	108,602
Right-of-use assets, net	52,684	2,793	50,220
Intangible assets, net	146,562	7,771	145,610
Deferred tax assets	20,521	1,088	16,543
Other non-current financial assets	22,680	1,203	23,387
Other non-current assets	10,532	558	10,317
Total non-current assets	464,962	24,653	398,774
TOTAL ASSETS	637,541	33,804	576,381
Liabilities
Bank loans and notes payable	3,935	209	2,436
Current portion of non-current debt	12,269	651	11,238
Current portion of lease liabilities	7,387	392
Interest payable	895	47	964
Trade payable	57,178	3,032	52,101
Accounts payable	19,498	1,034	13,568
Taxes payable	11,717	621	12,264
Other current financial liabilities	23,655	1,254	8,893
Total current liabilities	136,534	7,240	101,464
NON-CURRENTLIABILITIES
Bank loans and notes payable	101,747	5,395	114,990
Lease liabilities	47,292	2,508
Post-employment benefits	6,347	337	4,699
Deferred tax liabilities	6,946	368	5,886
Other non-current financial liabilities	2,481	132	2,232
Provisions and other non-current liabilities	10,443	552	11,568
Total non-current liabilities	175,256	9,292	139,375
TOTAL LIABILITIES	311,790	16,532	240,839
EQUITY
Capital stock	3,348	178	3,348
Additional paid-in capital	18,162	963	26,850
Retained earnings	229,794	12,184	217,802
Other comprehensive income	685	36	9,053
Total controlling interest	251,989	13,361	257,053
Non-controlling interest	73,762	3,911	78,489
TOTAL EQUITY	325,751	17,272	335,542
TOTAL LIABILITIES AND EQUITY	$ 637,541	$ 33,804	$ 576,381

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3